INCOME PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Line Items]
Outstanding share options	0
Vested and Unissued Restricted Shares [Member]
Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Vested And Unissued Restricted Shares	15,000	114,425	91,920